Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.10	$ 0.10	$ 0.10
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued and outstanding	10,014,667	9,914,054	9,867,279